Janus Aspen Series
Janus Henderson Global Sustainable Equity Portfolio
Supplement dated January 28, 2026
to Currently Effective Prospectuses
Effective immediately, the prospectuses for Janus Henderson Global Sustainable Equity Portfolio (the “Portfolio”) are amended as follows:

1.	Under “Principal Investment Strategies” in the Portfolio Summary section of the Portfolio’s prospectuses, the following activities are removed from the list of broad-based negative screens:

•	human stem cell research
•	nuclear power generation

2.	Under “Principal Investment Strategies” in the Portfolio Summary section of the Portfolio’s prospectuses, the following paragraphs replace the sixth paragraph in its entirety:
In selecting investments, portfolio management will then consider, among other factors, a company’s growth potential, competitive positioning, operational quality, and strategy. Portfolio management may also consider factors such as a company’s historic and projected return on capital, balance sheets, and financial models. Portfolio management will also consider environmental, social, and governance (“ESG”) factors (“ESG Factors”), which may include climate change, deforestation, biodiversity, human rights, company culture, community relations, board structure and diversity, executive pay, and corporate reporting.
Portfolio management seeks to maintain a portfolio of securities that has:
•	a carbon footprint and carbon intensity that is at least 20% below the MSCI World IndexSM;
•	a weighted average exposure to companies with notable ESG controversies that is below the MSCI World Index; and
•	a weighted average exposure to companies with a hazardous waste ratio below the MSCI World Index.
At portfolio management’s discretion, the Fund will engage with a company’s management regarding matters that may include shareholder rights, governance and remuneration, climate change, carbon emissions, pollution, biodiversity, human capital, and diversity and inclusion.

3.
Under “Additional Investment Strategies and General Portfolio Policies – Security Selection” in the Additional Information about the Portfolios section of the Portfolio’s prospectuses the following paragraphs replace the corresponding paragraphs in their entirety:

Janus Henderson Global Sustainable Equity Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. In selecting investments, portfolio management employs a “bottom‑up” approach that focuses on fundamental research. To identify the universe of investible securities for the Portfolio, portfolio management first employs positive selection criteria that seeks to identify companies that derive at least 50% of their current or future expected revenues from at least one of ten environmental and social themes. Environmental themes include efficiency, cleaner energy, water management, environmental services, and sustainable transport. Social themes include sustainable property and finance, safety, quality of life, knowledge and technology, and health.
Next, portfolio management applies broad-based negative screens, which rely on third-party inputs, to seek to avoid securities of issuers that, in the determination of the Adviser, are significantly engaged in or derive more than de minimis revenue (generally no more than 5‑10%, except as noted below) from industries, activities, or assets considered by portfolio management to have a negative impact on society or the environment. A current list of such industries, activities, or assets, which may evolve over time, follows:

•	alcohol;
•	animal testing (non‑medical);
•	chemicals of concern;
•	civilian firearms and ammunition;
•	controversial weapons;
•	conventional weapons;
•	fossil fuels (as further described below);
•	fur;
•	gambling;
•	genetically modified organisms;
•	intensive farming;
•	pornography;
•	tobacco; and
•	United Nations Global Compact and Organization for Economic Co‑operation and Development violators.
In screening such investments, there may be instances where the de minimis limits cannot be expressed quantitatively, in which case portfolio management applies a qualitative assessment of an issuer. Among other things, the qualitative assessment looks at the extent to which an “avoided” activity is part of a company’s business, whether a company is taking action to address and improve upon such activity, and may consider certain issuers, industries or sectors that are in the process of transitioning to sustainable business practices, in which case a threshold of greater than 5‑10% may initially be applied.
Issuers are excluded if they derive any revenue from controversial weapons or tobacco production. As it relates to the fossil fuels exclusion, portfolio management applies the below thresholds for the following types of fossil fuels:

•
Coal. Issuers are excluded if they derive greater than 1% revenue from the exploration, mining, extraction, processing, refining, distribution, and transportation of thermal coal and metallurgical coal, as well as any issuer undertaking new coal projects.

•
Oil. Issuers are excluded if they derive greater than 5% revenue from the exploration, extraction, processing, refining or distribution of unconventional or conventional oil, as well as any issuer undertaking new oil projects.

•
Gas. Issuers are excluded if they derive greater than 5% revenue from the exploration, extraction, processing, or refining of unconventional or conventional gas, as well as any issuer undertaking new gas projects. Issuers that derive 50% or more of their revenues from the distribution of gaseous fuels are also excluded.

•
Power generation. The Portfolio may invest in issuers generating power from natural gas if the issuer’s strategy involves a transition to renewable energy power generation and they have a carbon intensity aligned with the Paris Agreement on Climate Change

The Portfolio may invest in issuers who derive less than 25% of revenue from bespoke products, equipment or services dedicated to enabling the execution of restricted coal and conventional and unconventional oil and gas activities.
In addition, portfolio management applies screens to exclude direct investment in:

•	any issuer whose head office is located in a country or territory included in the latest available version of the European Union’s list of countries and territories not cooperating on tax issues;
•	any issuer whose registered office is domiciled in a country or territory on the Financial Action Task Force blacklist or greylist; and
•	any issuer that derives 50 % or more of its revenues from electricity generation with a greenhouse gas intensity that exceeds certain thresholds for power sector emissions intensity.

Portfolio management seeks to maintain a portfolio of securities that has:

•	a carbon footprint and carbon intensity that is at least 20% below the MSCI World IndexSM
•	a weighted average exposure to companies with notable ESG controversies that is below the MSCI World Index; and
•	a weighted average exposure to companies with a hazardous waste ratio below the MSCI World Index.
In selecting investments, portfolio management will then consider, among other factors, a company’s growth potential, competitive positioning, operational quality, and strategy. Portfolio management may also consider factors such as a company’s historic and projected return on capital, balance sheets, and financial models. Portfolio management will also consider ESG factors, which may include climate change, deforestation, biodiversity, human rights, company culture, community relations, board structure and diversity, executive pay, and corporate reporting. At portfolio management’s discretion, the Portfolio will engage with a company’s management regarding matters that may include shareholder rights, governance and remuneration, climate change, carbon emissions, pollution, biodiversity, human capital, and diversity and inclusion.
Portfolio management does not apply these ESG and sustainable investment criteria in managing the Portfolio’s exposure to cash and cash equivalents.
The Portfolio will generally consider selling a stock if, in portfolio management’s opinion, there has been a regulatory, industry, or position-level change that may impair a company’s revenue growth. The Portfolio will also consider selling a stock if, in portfolio management’s opinion, the company’s business model no longer meets the sustainable investment criteria employed in managing the Portfolio.
Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Global Sustainable Equity Portfolio

Supplement dated January 28, 2026

to Currently Effective Statements of Additional Information

Effective immediately, the statements of additional information (“SAIs”) for Janus Henderson Global Sustainable Equity Portfolio (the “Portfolio”) are amended to reflect an increase in the Portfolio’s emerging markets investment limit, from 5% to 10% of its net assets.

1.

Under “Investment Strategies and Risks – Foreign Securities” in the Classification, Investment Policies and Restrictions, and Investment Strategies and Risks section of the Portfolio’s SAIs, the following sentence replaces the third sentence under “Emerging Markets Risk”:

Global Sustainable Equity Portfolio will normally limit its investments in emerging market countries to 10% of its net assets.

Please retain this Supplement with your records.